Commitments and Contingencies - Assets held under capital leases are included in Property and equipment, net on the Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 301,811	$ 292,874	$ 277,555
Accumulated depreciation	(256,600)	(229,785)	(167,672)
Property and equipment, net	45,211	63,089	109,883
Assets held under capital leases
Property, Plant and Equipment [Line Items]
Gross property and equipment	10,436	10,677	11,813
Accumulated depreciation	(6,981)	(5,204)	(3,529)
Property and equipment, net	$ 3,455	$ 5,473	$ 8,284